Fair Value Measurements - Summary of Quantitative Information About Significant Unobservable Valuation Inputs of Assets And Liabilities For Level 3 (Details)	12 Months Ended
Dec. 31, 2022 USD ($) yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 49,604,108
Fair Value Liabilities	(3,571,824)
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	49,604,108
Fair Value Liabilities	(3,571,824)
Agreement for Future Delivery of Common Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	2,267,317
Agreement for Future Delivery of Common Shares | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 2,267,317
Agreement for Future Delivery of Common Shares | Measurement Input Adjusted Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Adjusted Recent Transaction Price
Ranges of Inputs/(Average) Assets	436.61
Agreement for Future Delivery of Common Shares | Measurement Input Indicative Broker Quote | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quote
Ranges of Inputs/(Average) Assets	32.5
Common Stocks
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 35,500,566
Common Stocks | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 35,500,566
Common Stocks | Measurement Input Indicative Broker Quote | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quotes
Common Stocks | Measurement Input Indicative Broker Quote | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	20
Common Stocks | Measurement Input Indicative Broker Quote | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	26.5
Common Stocks | Measurement Input Indicative Broker Quote | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	22.44
Common Stocks | Measurement Input Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 35,500,566
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Common Stocks | Measurement Input, Discount Rate | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount Factor
Common Stocks | Measurement Input, Discount Rate | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	0.30
Common Stocks | Measurement Input, Discount Rate | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	0.65
Common Stocks | Measurement Input, Discount Rate | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	0.52
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Price
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	6
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	15
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	10.63
Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 5,634,867
Convertible Notes | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 5,634,867
Convertible Notes | Measurement Input Adjusted Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Convertible Notes | Measurement Input Acquisition Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Acquisition Price
Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 6,201,358
Preferred Stock | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 6,201,358
Preferred Stock | Measurement Input Indicative Broker Quote | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quote
Ranges of Inputs/(Average) Assets	25
Preferred Stock | Measurement Input Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Preferred Stock | Measurement Input, Discount Rate | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount Factor
Ranges of Inputs/(Average) Assets	0.65
Preferred Stock | Measurement Input Volume Weighted Average Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Price
Preferred Stock | Measurement Input Volume Weighted Average Price | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	9.5
Preferred Stock | Measurement Input Volume Weighted Average Price | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	34.95
Preferred Stock | Measurement Input Volume Weighted Average Price | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	11.75
Preferred Stock | Measurement Input Acquisition Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Cost Approach
Unobservable Input	Acquisition Price
Warrant | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Liabilities	$ (3,571,824)
Warrant | Measurement Input Monte Carlo Simulation | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Probability- Weighted Average
Unobservable Input	Monte Carlo Simulation/Time to Public Listing Black-Scholes-Merton
Warrant | Measurement Input Monte Carlo Simulation | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Liabilities | yr	0.25
Warrant | Measurement Input Monte Carlo Simulation | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Liabilities | yr	0.75
Warrant | Measurement Input Monte Carlo Simulation | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Liabilities | yr	0.5
Warrant | Measurement Input Estimated Volatility | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Probability- Weighted Average
Unobservable Input	Model/Estimated Volatility
Ranges of Inputs/(Average) Liabilities	0.325